INCOME TAXES (Details Textual)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%	15.00%
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
State Administration of Taxation, China [Member] | Zhengkang [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
State Administration of Taxation, China [Member] | Zhengfeng and Weijia [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Inland Revenue, Hong Kong [Member] | ZK Pipe Industry Co [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%